Derivative warrant liabilities - Series A and Series B Warrants (Details) $ in Millions	Aug. 09, 2022 USD ($) shares
Derivative warrant liabilities and earnouts liabilities
Total subscription amount | $	$ 20
Series A Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued to an investor	12,121,214
Warrants exercisable term	5 years
Series B Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued to an investor	6,060,607
Warrants exercisable term	2 years